Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 2,934	$ 2,649
Partner donations and community investments	[2]	6,024	4,612
Total donations and community investments		$ 8,958	$ 7,261

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.